Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Percent
Company's statutory tax rate	26.50%	26.50%
Non-deductible share-based compensation expense	(4.20%)	(1.60%)
Other non-deductible and tax exempt items	(2.80%)	(1.10%)
Change in unrecognized deferred tax assets	(10.60%)	(15.90%)
Impairment of intangibles and goodwill	0.00%	(0.70%)
Other	2.70%	(0.10%)
Total average effective tax rate	11.60%	7.10%
Amount
Loss before income taxes	$ (19,620)	$ (42,632)
Company's statutory tax rate	(5,199)	(11,297)
Non-deductible share-based compensation expense	815	689
Other non-deductible and tax exempt items	549	490
Change in unrecognized deferred tax assets	2,076	6,795
Impairment of intangibles and goodwill	0	310
Other	(523)	48
Total tax expense (income)	$ (2,282)	$ (2,965)